Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,042	3,173	3,074
Weighted average exercise price (in CAD per share)	$ 55.85	$ 49.65	$ 42.36
$18.00 to $24.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	11,000
Weighted average remaining contractual life (years)	1 month 28 days
Weighted average exercise price (in CAD per share)	$ 21.53
$18.00 to $24.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	18.00
$18.00 to $24.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 24.00
$35.01 to $45.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	245,000
Weighted average remaining contractual life (years)	3 years 21 days
Weighted average exercise price (in CAD per share)	$ 39.71
$35.01 to $45.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	35.01
$35.01 to $45.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 45.00
$45.01 to $65.84
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,786,000
Weighted average remaining contractual life (years)	6 years 8 months 23 days
Weighted average exercise price (in CAD per share)	$ 57.41
$45.01 to $65.84 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	45.01
$45.01 to $65.84 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 65.84
Total stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,042,000
Weighted average remaining contractual life (years)	6 years 4 months 28 days
Weighted average exercise price (in CAD per share)	$ 55.85